CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	86,433,432	83,675,856
Ordinary shares, shares outstanding	86,433,432	83,675,856